Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Financial Instruments

16.    Financial Instruments

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s cash and cash equivalents, accounts receivable and short-term investments.

The Company’s cash and cash equivalents are deposited in major financial institutions in Canada, Australia, Portugal, Germany, Netherlands and the United States. To date, the Company has not experienced any losses on its cash deposits. Accounts receivable are unsecured and the Company does not require collateral from its customers.

The Company is also exposed to credit risk from the potential default by any of its counterparties on its financial assets.

The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary. As of June 30, 2019 and December 31, 2018, the Company was not exposed to any significant credit risk related to counterparty performance of outstanding accounts receivable.

Foreign currency risk

As the Company conducts its business in many areas of the world involving transactions denominated in a variety of currencies, the Company is exposed to foreign currency risk. A significant portion of the Company’s assets, revenue, and expenses are denominated in Canadian dollars. A 10% change in the exchange rates for the Canadian dollar would affect the carrying value of net assets by approximately $2,299 as of June 30, 2019, with a corresponding impact to accumulated other comprehensive income.

Liquidity risk

The Company’s objective is to have sufficient liquidity to meet its liabilities when due. The Company monitors its cash balances and cash flows generated from operations to meet its requirements. As of June 30, 2019, the most significant financial liabilities are Convertible Notes, contingent consideration, accounts payable and accrued expenses.

17. Financial Instruments

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s cash and cash equivalents, accounts receivable and short-term investments.

The Company’s cash and cash equivalents are deposited in major financial institutions in Canada, Australia, Portugal, Germany, Netherlands and the United States. To date, the Company has not experienced any losses on its cash deposits. Accounts receivable are unsecured and the Company does not require collateral from its customers.

The Company is also exposed to credit risk from the potential default by any of its counterparties on its financial assets.

The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary. As at December 31, 2018 and December 31, 2017, the Company is not exposed to any significant credit risk related to counterparty performance of outstanding accounts receivable.

Foreign currency risk

As the Company conducts its business in many areas of the world involving transactions denominated in a variety of currencies, the Company is exposed to foreign currency risk. A significant portion of the Company’s assets, revenue, and expenses are denominated in the Canadian dollar. A 10% change in the exchange rates for the Canadian dollar would affect the carrying value of net assets by approximately $2,817 as of December 31, 2018, with a corresponding impact to accumulated other comprehensive income. As at December 31, 2018 the Company had foreign currency loss (gain), net of $7,234. This amount was primarily related to the translation of cash and cash equivalents and short-term investments on the Consolidated Balance Sheets.

Liquidity risk

The Company’s objective is to have sufficient liquidity to meet its liabilities when due. The Company monitors its cash balances and cash flows generated from operations to meet its requirements. As at December 31, 2018 and December 31, 2017, the most significant financial liabilities are accounts payable and debt facilities due to Privateer Holdings, Convertible Senior Notes Due 2023, current portion of long-term debt and accounts payable and accrued liabilities.